Bank credit lines and loan facilities (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company had the following debt outstanding as of March 31, 2023 and December 31, 2022:

			Principal amount
	Interest rate as of	Interest rate as of	March 31,	December 31,
(in thousands)	March 31, 2023	December 31, 2022	2023	2022	Maturity Date
Credit Facilities:
Senior Secured Term Loan	7.41%	7.09%	$3,951,213	$4,201,213	July 2028
Senior Secured Notes	2.88%	2.88%	$500,000	$500,000	July 2026
Senior Secured Revolving Loan Facility	6.17%	—	80,000	—	April 2023
Total debt			4,531,213	4,701,213
Less current portion of long-term debt and debt issuance costs			(135,150)	(55,150)
Total long-term debt			4,396,063	4,646,063
Less long-term portion of debt issuance costs and debt discount			(42,529)	(47,026)
Total long-term debt, net			$4,353,534	$4,599,037

Schedule of Contractual Maturities of Debt
As of March 31, 2023, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of long-term debt:	(in thousands)
2023 (remaining)	$121,363
2024	55,150
2025	55,150
2026	55,150
2027 and thereafter	4,244,400
Total	$4,531,213